Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Net loss per ordinary share attributable to Stratasys Ltd.
Schedule of Calculation of Basic and Diluted Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share:

	Year ended December 31,
	2018	2017	2016
	(In thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd.	$(10,964)	$(39,981)	$(77,219)
Adjustment of redeemable non-controlling interest to redemption amount	(935)	-	-
Net loss attributable to Stratasys Ltd. for basic loss per share	(11,899)	(39,981)	(77,219)

Adjustment of deferred payments liability revaluation	-	-	(830)
Net loss attributable to Stratasys Ltd. for diluted loss per share	(11,899)	(39,981)	(78,049)

Denominator:
Add:
Weighted average shares – denominator for basic net loss per share	53,751	52,959	52,330
Add:
Shares settlement presumed for deferred payments liability	-	-	252
Denominator for diluted loss per share	53,751	52,959	52,582
Net loss per share
Basic	$(0.22)	$(0.75)	$(1.48)
Diluted	$(0.22)	$(0.75)	$(1.48)